Notes To The Consolidated Statements Of Cash Flows	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash Flow Information [Abstract]
Notes To The Consolidated Statements Of Cash Flows
27.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions
Save as disclosed elsewhere in these consolidated financial statements, the following non-cash transactions were recorded.
During the years ended December 31, 2018, the Group purchased financial assets at fair value through profit or loss of HK$203,607,914
, by way of current accounts with fellow subsidiaries, which are entities controlled by the ultimate holding company of the Company and therefore related party of the Group.
On April 10, 2019, the warrant holder exercised the warrants in full and paid an additional amount of US$10 million for 1,666,666 Class A ordinary shares which was an equity transaction, therefore, the warrant was derecognized as a financial liability and the Company recognized in equity the sum of the additional amount received from the warrant holder and the carrying amount of the warrant.

During the year ended December 31, 2020, the Group subscribed two equity linked notes for a consideration of HK$148,671,602 issued by fellow subsidiaries. The underlying securities for an equity linked note were disposed by one of the fellow subsidiaries, triggering a settlement of equity linked note for a consideration of HK$195,789,033. The Group recorded a gain related to disposed investment of HK$82,948,667.
The consideration and the disposal proceeds would be settled by way of the current accounts with fellow subsidiaries through AMTD Group under central treasury function.

(b)	Changes in liabilities arising from financing activities

	Margin loans payable	Derivative financial liability	Convertible bond	Bank borrowings	Total
	HK$	HK$	HK$	HK$	HK$

At January 1, 2018	351,609,630	—	—	—	351,609,630
Cash flow from financing activities	(38,657,144)	—	—	—	(38,657,144)
Interest expenses	9,047,063	—	—	—	9,047,063

At December, 31 2018	321,999,549	—	—	—	321,999,549
Cash flow from financing activities	(31,983,066)	20,813,810	95,995,690	—	84,826,434
Interest expenses	27,705,955	—	—	—	27,705,955

At December 31, 2019	317,722,438	20,813,810	95,995,690	—	434,531,938

Cash flow from financing activities	(330,197,734)	—	—	230,962,565	(99,235,169)
Interest expenses	12,475,296	—	7,717,348	1,317,435	21,510,079
Fair value gain recognised in profit or loss	—	(7,765,148)	—	—	(7,765,148)
Exchange alignment	—	(94,349)	(434,609)	—	(528,958)

At December 31, 2020	—	12,954,313	103,278,429	232,280,000	348,512,742

(c)	Changes in balances with related parties

	For the year ended December 31, 2018
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Operating activities	7,500	(699,864,420)	439,200,382
Financing activities	—	203,607,914	—

Net cash inflow/(outflow)	7,500	(496,256,506)	439,200,382

	For the year ended December 31, 2019
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Investing activities	—	—	(2,957,926,150)

Net cash outflow	—	—	(2,957,926,150)

	For the year ended December 31, 2020
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Investing activities	—	—	(3,581,230,632)

Net cash outflow	—	—	(3,581,230,632)